Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	BONDBLOXX ETF TRUST
Entity Central Index Key	0001879238
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2022
Document Effective Date	Mar. 28, 2022
Prospectus Date	Feb. 14, 2022
BONDBLOXX USD HIGH YIELD BOND INDUSTRIAL SECTOR ETF | BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus:
Trading Symbol	XHYI
BONDBLOXX USD HIGH YIELD BOND TELECOM, MEDIA & TECHNOLOGY SECTOR ETF | BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus:
Trading Symbol	XHYT
BONDBLOXX USD HIGH YIELD BOND HEALTHCARE SECTOR ETF | BONDBLOXX USD HIGH YIELD BOND HEALTHCARE SECTOR ETF
Prospectus:
Trading Symbol	XHYH
BONDBLOXX USD HIGH YIELD BOND FINANCIAL & REIT SECTOR ETF | BONDBLOXX USD HIGH YIELD BOND FINANCIAL & REIT SECTOR ETF
Prospectus:
Trading Symbol	XHYF
BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF | BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF
Prospectus:
Trading Symbol	XHYE
BONDBLOXX USD HIGH YIELD BOND CONSUMER CYCLICALS SECTOR ETF | BONDBLOXX USD HIGH YIELD BOND CONSUMER CYCLICALS SECTOR ETF
Prospectus:
Trading Symbol	XHYC
BONDBLOXX USD HIGH YIELD BOND CONSUMER NON-CYCLICALS SECTOR ETF | BONDBLOXX USD HIGH YIELD BOND CONSUMER NON-CYCLICALS SECTOR ETF
Prospectus:
Trading Symbol	XHYD